REVENUE AND EXPENSES	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
REVENUE AND EXPENSES

14.	REVENUE AND EXPENSES

Revenues

The breakdown of Codere Online’s revenues for the six months ended June 30, 2024 and 2023 is as follows:

	06/30/2024	06/30/2023
Online sports betting	44,359	36,296
Online casino wagering	57,709	38,339
Others	40	-
Total	102,108	74,635

No single customer contributed more than 10% of revenue for the six months ended June 30, 2024, and 2023.

Additionally, the distribution of sales by geographical market during the reporting period is as follows:

	06/30/2024	06/30/2023
Spain	44,130	35,941
Mexico	49,187	31,959
Colombia	5,883	4,659
Argentina	1,475	-
Panama	-	1,270
Others	1,432	806
Total	102,108	74,635

Personnel expenses

The heading personnel expenses of the attached Unaudited Interim Consolidated Financial Statements as of and for the six months ended June 30, 2024 and 2023 includes expenses for wages, salaries, long term incentive plans, benefits (and other similar concepts) and social security and other social contributions expenses payable by Codere Online.

	06/30/2024	06/30/2023
Wages, salaries and similar	6,071	5,374
Social security contributions payable by Codere Online	841	586
Other social contributions	2,524	2,834
Total	9,436	8,794

Depreciation and amortization

The breakdown of depreciation and amortization in the Unaudited Interim Consolidated Financial Statements as of and for the six months ended June 30, 2024 and 2023 is as follows:

	06/30/2024	06/30/2023
Depreciation of property, plant and equipment	65	47
Amortization of intangible assets	6	-
Amortization of right-of-use assets	27	-
Total	98	47

Other operating expenses

The breakdown of other operating expenses for the six months ended June 30, 2024 and 2023 is as follows:

	06/30/2024	06/30/2023
Gambling taxes	10,174	7,580
Leases	237	257
Utilities, repairs and maintenance	550	667
Professional services and other expenses	32,145	30,186
Casino license royalties	3,965	3,018
Marketing expenses	43,874	35,393
Total	90,945	77,101

Codere Online recognizes lease payments as an operating expense on a straight-line basis over the term of the lease for the short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value.

Professional services and other expenses mainly include: (i) streaming services contracted to external parties offered to our customers as a complement to our sports betting offer, (ii) the payment processing which allow our customers to deposit and withdraw using platforms and (iii) also some of our sports odds are obtained through external providers. Additionally, certain other expenses, such as those relating to marketing and customer relationship management (CRM) tools, are included in this item.

Finance income / (cost)

The breakdown of finance income for the period ended June 30, 2024 and 2023 is as follows

	06/30/2024	06/30/2023
Interest Income/(Expenses)	296	1,136
Exchange rate impact	(2,300)	2,844
Effect of inflation on results	5,916	4,251
Changes in fair value	(5,754)	334
Short term investment gain	895	-
Others	(10)	-
Total	(958)	8,565

Net financial results amounted to €(958) thousand euros for the six months ended June 30, 2024, primarily relating to the fluctuation of the exchange rates that Codere Online has incurred between euro and other currencies and the change in fair value of the warrants.

Codere Online has recorded the impact of the exchange rate and the change in fair value of the warrants as finance expense amounting to €(5,754) thousand and as a finance income amounting to €334 thousand respectively for the six months ended June 30, 2024 and June 30, 2023. Additionally, included in this heading for the period ended June 30, 2024 and June 30, 2023 are both realized and unrealized foreign exchange gains/(losses) that have been created due to the fluctuation of the exchange rates between the euro and the other currencies, mainly the Mexican peso, the Colombian peso, Argentine peso and the Panamanian balboa, that Codere Online uses in its operations as well as interest expense related to Codere Online’s outstanding borrowings from related parties.

Earnings per share

Basic earnings per share amounts are calculated by dividing (a) the net income/(loss) for the period attributable to equity holders of the Company by (b) the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share amounts are calculated by dividing the net income/(loss) for the period attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares, if any. The effect of warrants throughout 2024 qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares are disregarded in the calculation of diluted earnings per share.

Additionally, because IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all periods presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares. Therefore, earnings per share has been adjusted for all periods presented to reflect the average number of shares issued and outstanding of 45,467,217 for the six months ended June 30, 2024 and 2023.

Both basic and diluted earnings per share attributable to equity holders of Codere Online are calculated based on the following data, in each case for the six months ended June 30, 2024 and June 30, 2023.

	06/30/2024	06/30/2023
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	(252)	(305)
Weight average number of shares outstanding:
Basic	45,467,217	45,467,217
Diluted	45,467,217	45,467,217
Basic earnings per share (euros)	(0.006)	(0.007)
Diluted earnings per share (euros)	(0.006)	(0.007)